Related-party Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Directors and Officers (Kenon's Directors and Officers)	Key management personnel compensation
	For the year ended December 31,
	2019	2018
	$ Thousands

Short-term benefits	1,839	2,475
Share-based payments	511	732
	2,350	3,207

Schedule of Transactions with Related Parties (Excluding Associates)
Transactions with related parties (excluding associates):

	For the year ended December 31,
	2019	2018	2017
	$ Thousands
Sale of electricity	78,362	80,269	102,443
Sale of gas	-	6,868	31,296
Other (income)/expenses, net	(63)	393	331
Financing expenses, net	1,256	2,091	18,444
Repayment of loan to Ansonia	-	(77,085)	-
Repayment of loan to IC	-	(239,971)	-

Schedule of Transactions with Associates	Transactions with associates:
	For the year ended December 31,
	2019	2018	2017
	$ Thousands
Finance income, net	-	8,494	-
Other income, net	66	140	198

Schedule of Balances with Related Parties
Balances with related parties:

	As at December 31,		As at December 31,
	2019		2018
	Other related parties *	Total	Other related parties *	Total
	$ Thousands		$ Thousands
Trade receivables	7,603	7,603	7,041	7,041

Loans and Other Liabilities
In US dollar or linked thereto	(156,431)	(156,431)	(1,481)	(1,481)

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“ORL”).